Note 32 - Interest Income and Expense - Interest Expense Break Down By Origin (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest Income And Expense
Central banks Interest Expense (Interest Expense)	€ 44	€ 62
Deposits from credit institutions Interest Expenses (Interest Expense)	1,054	744
Customer deposits Interest Expenses(Interest Expense)	3,049	2,970
Debt instruments Issued interest expenses(Interest Expense)	944	1,102
Total Adjustments of expenses as a result of hedging transactions (Interest Expense)	315	(269)
Cash flows hedges interest expenses (Interest Expense)	26	19
Fair value hedges interest expenses (Interest Expense)	289	(288)
Interest and similar expenses	64	68
Insurance activity interest expense (Interest Expense)	254	474
Other expenses interest expenses(Interest Expense)	137	350
Total Interest Expenses (Income Statement)	€ (5,864)	€ (5,502)